Income Taxes (Changes In Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Abstract]
Balance	$ 1,504		$ 4,619
Translation differences			(276)
Decrease related tax positions of prior years	(1,076)
Translation differences related to the current year	11	1,504	(4,343)
Balance	439	1,504
Taxes in respect of prior years	$ (174)	$ (739)	$ (1,228)